Stockholders’ Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jan. 20, 2023	Apr. 12, 2022	May 05, 2021	Jul. 07, 2023	Jul. 25, 2023	Sep. 01, 2023	Sep. 30, 2022	Oct. 29, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 15, 2022
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues										$ 43,841
Proceeds from Issuance of Common Stock									$ 0	43,841	$ 53,476
Proceeds from issuance of preferred stock									0	192	23,741
Treasury Stock, Value, Acquired, Par Value Method											168
Stock Issued During Period, Value, Treasury Stock Reissued											53,476
Loss from sale of treasury stock											273
Redeemable Preferred Stock Dividends									3,256	(0)	(0)
Deemed dividend on preferred shares									$ (3,256)	$ 0	$ 0
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues									0	4,633,473	6,049,498
Proceeds from Issuance of Common Stock										$ 43,841	$ 50,538
Treasury Stock, Common [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues										$ 0
Treasury Stock, Shares, Acquired											19,836
Treasury Stock, Value, Acquired, Par Value Method											$ 168
Stock Issued During Period, Shares, Treasury Stock Reissued											320,599
Stock Issued During Period, Value, Treasury Stock Reissued											$ 3,211
Common shares, Series D Preferred Shares, Series E Preferred Shares and Series F Preferred Shares [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues			$ 50,000					$ 100,000
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues									0	165	92,093
Proceeds from issuance of preferred stock											$ 2,240
Stock Issued During Period, Value, Treasury Stock Reissued										$ 1	$ 2,240
Stock Redeemed or Called During Period, Shares									3,517,061
Preferred Stock, Shares Issued										3,517,061
Preferred Stock, Shares Outstanding										3,517,061
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues									0	2,239	143,708
Proceeds from issuance of preferred stock											$ 3,501
Stock Issued During Period, Value, Treasury Stock Reissued										$ 52	$ 3,501
Preferred Stock, Shares Issued									4,745,947	4,745,947
Preferred Stock, Shares Outstanding									4,745,947	4,745,947
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues									0	5,888	741,259
Proceeds from issuance of preferred stock											$ 18,000
Stock Issued During Period, Value, Treasury Stock Reissued										$ 139	$ 18,000
Preferred Stock, Shares Issued									6,747,147	6,747,147
Preferred Stock, Shares Outstanding									6,747,147	6,747,147
Series D, E and F Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from issuance of preferred stock										$ 192
Series G Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares							459,286
Preferred Stock, Shares Outstanding									0	0
Series G Convertible Preferred Shares [Member] | Shyris Shipping Company S.A. [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares											2,155,714
Preferred Stock, Shares Issued											2,288,841
Preferred Stock, Dividends, Per Share, Cash Paid											$ 0.001
Preferred Stock, Liquidation Preference Per Share											$ 10.00
Preferred Stock, Redemption Amount											$ 22,889
Redeemable Preferred Stock Dividends											2,171
Preferred Stock, Dividend Rate, Percentage									7.75%
Series G Convertible Preferred Shares [Member] | Shyris Shipping Company S.A. [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred Stock, Redemption Price Percentage									95.00%
Common Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Convertible, Shares Issuable							306,190
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Redemption Terms									at a rate of 7.50% per annum
Dividends, Preferred Stock, Cash									$ 864	$ 1,698	1,446
Shyris Shipping Preferred Shares [Member]
Class of Stock [Line Items]
Preferred Stock, Redemption Amount											$ 22,889
Shyris Shipping Preferred Shares [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred Stock, Conversion Basis											112.5%
Shyris Shipping Preferred Shares [Member] | Maximum [Member]
Class of Stock [Line Items]
Preferred Stock, Conversion Basis											100%
Series B Cumulative Redeemable Perpetual Preferred Shares [Member] | Shyris Shipping Company S.A. [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares	100,000	250,000			500,000	1,438,841
Preferred Stock, Redemption Amount	$ 1,000				$ 5,000	$ 14,388						$ 2,500
Series D preferred Shares [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares				3,517,061
Preferred Stock, Dividends, Per Share, Cash Paid				$ 0.243056
Preferred Stock, Liquidation Preference Per Share				$ 25.00
Deemed dividend on preferred shares									$ 3,256